Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investment Company [Abstract]
Summary of Long Term Investments

	Equity investments measured under measurement alternative	Equity Method	Investment accounted for at fair value	Equity investments measured under NAV practical expedient	Total
	RMB	RMB	RMB	RMB	RMB
Balances at January 1, 2021	24,695	21,389	—	—	46,084
Additions	12,500	9,900	4,641	6,373	33,414
Share of earnings/(loss) of an equity investee	—	2,660	—	—	2,660
Fair value change	—	—	(1,339)	(2,885)	(4,224)
Realized gain/(loss)	—	—	265	—	265
Exchange adjustments	—	—	203	29	232
Impairment	(1,610)	—	—	—	(1,610)
Disposal	(890)	—	(2,930)	—	(3,820)

Balances at December 31, 2021	34,695	33,949	840	3,517	73,001

Balances at January 1, 2022	34,695	33,949	840	3,517	73,001
Additions	—	10,000	—	—	10,000
Share of earnings/(loss) of an equity investee	—	(2,200)	—	—	(2,200)
Fair value change	—	—	(109)	(2,675)	(2,784)
Exchange adjustments	—	—	77	211	288
Disposal	(1,000)	—	—	—	(1,000)

Balances at December 31, 2022	33,695	41,749	808	1,053	77,305

Balances at January 1, 2023	33,695	41,749	808	1,053	77,305
Share of earnings/(loss) of an equity investee	—	417	—	—	417
Fair value change	—	—	—	(257)	(257)
Realized gain/(loss)	—	—	78	—	78
Exchange adjustments	—	—	(12)	31	19
Disposal	—	—	(874)	—	(874)

Balances at December 31, 2023	33,695	42,166	—	827	76,688